Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	(Accumulated Deficit)/ Retained Earnings
Balance value at Dec. 31, 2016	$ 572,931	$ 0	$ 1	$ 541,734	$ 31,196
Balance, shares at Dec. 31, 2016		1,000	10,038,866
Redemption of puttable common stock, shares			(16,667)
Stock based compensation, value	57			57
Stock based compensation, shares			118,328
Dividend paid/ declared	(31,614)			(23,706)	(7,908)
Net loss	(78,899)				(78,899)
Balance value at Dec. 31, 2017	462,475	$ 0	$ 1	518,085	(55,611)
Balance, shares at Dec. 31, 2017		1,000	10,140,527
Common shares issued for the acquisition of 41.03% of Navios Maritime Midstream Partners L.P. (“Navios Midstream”), net of expenses, value	22,514			22,514
Common shares issued for the acquisition of 41.03% of Navios Maritime Midstream Partners L.P. (“Navios Midstream”), net of expenses, shares			3,683,284
Acquisition of treasury stock, value	(7,127)			(7,127)
Acquisition of treasury stock, shares			(672,153)
Stock based compensation, value	1,076			1,076
Stock based compensation, shares			129,269
Dividend paid/ declared	(12,213)			(12,213)
Net loss	(86,373)				(86,373)
Balance value at Dec. 31, 2018	380,352	$ 0	$ 1	522,335	(141,984)
Balance, shares at Dec. 31, 2018		1,000	13,280,927
Issuance of common shares, value	15,468		$ 1	15,467
Issuance of common shares, shares			2,145,020
Conversion of preferred stock to common, shares		(1,000)
Conversion of preferred stock to common, shares			511,733
Acquisition of treasury stock, value	(366)			(366)
Acquisition of treasury stock, shares			(64,289)
Stock based compensation, value	909			909
Stock based compensation, shares			0
Dividend paid/ declared	(17,070)			(17,070)
Net loss	(65,441)				(65,441)
Balance value at Dec. 31, 2019	$ 313,852	$ 0	$ 2	$ 521,275	$ (207,425)
Balance, shares at Dec. 31, 2019		0	15,873,391